SCHEDULE OF DERECOGNITION OF UNDERLYING ASSETS OF FINANCING RECEIVABLE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Long-term financing receivables	$ 1,000,000	$ 1,000,000
Less Reserve for uncollectable accounts	(247,500)	(247,500)
Long-term financing receivables - net	$ 752,500	$ 752,500